Consolidated Statements of Comprehensive Income/ (Loss) (USD $) In Thousands, unless otherwise specified	6 Months Ended
	Jun. 30, 2012	Jun. 30, 2011
Consolidated Statements of Comprehensive Income/ (Loss)
Net loss	$ (78,885)	$ (85,813)
Other comprehensive income/(loss:)
Unrealized gain on senior notes	2,059	1,197
Reclassification of gain associated with Senior Notes to Consolidated Statement of Operations	(709)	(1,257)
Reclassification of losses on previously designated cash flow hedges to Consolidated Statement of Operations, net	6,544	6,544
Reclassification of realized losses associated with capitalized interest to Consolidated Statement of Operations, net	274	126
Actuarial gains	102	140
Other comprehensive income/(loss)	8,270	6,750
Comprehensive loss	(70,615)	(79,063)
Less: comprehensive (income)/loss attributable to non controlling interests	11,167	(4,010)
Comprehensive loss attributable to Dryships Inc.	$ (59,448)	$ (83,073)